Average Annual Total Returns{- Government Money Market Portfolio} - 02.28 VIP Government Money Market Initial/Serv/Serv2 PRO-08 - Government Money Market Portfolio - Return Before Taxes	VIP Government Money Market Portfolio-Initial VIP Past 1 year	VIP Government Money Market Portfolio-Initial VIP Past 5 years	VIP Government Money Market Portfolio-Initial VIP Past 10 years	VIP Government Money Market Portfolio-Service VIP Past 1 year	VIP Government Money Market Portfolio-Service VIP Past 5 years	VIP Government Money Market Portfolio-Service VIP Past 10 years	VIP Government Money Market Portfolio-Service 2 VIP Past 1 year	VIP Government Money Market Portfolio-Service 2 VIP Past 5 years	VIP Government Money Market Portfolio-Service 2 VIP Past 10 years
Total	0.32%	0.97%	0.52%	0.28%	0.88%	0.45%	0.24%	0.77%	0.39%